Operating Leases - Current and Non-current Lease Obligation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases
Total operating lease liabilities	¥ 740,067		¥ 807,086
Less: Current operating lease liabilities	229,718	$ 33,306	250,995
Long-term operating lease liabilities	¥ 510,349	$ 73,994	¥ 556,091